Portfolio of Investments

Touchstone Flexible Income Fund – December 31, 2019 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 26.0%
	Financials — 17.0%
$ 309,000	Apollo Management Holdings LP, 144a, 4.950%, 1/14/50	$313,224
7,725,000	Bank of America Corp., Ser JJ, 5.125%(A)	8,171,505
22,757,000	Citigroup, Inc., Ser O, 5.875%(A)	22,870,785
5,846,000	Citigroup, Inc., Ser Q, 5.950%(A)	5,981,803
7,920,000	Citizens Financial Group, Inc., Ser A, 5.500%(A)	7,969,500
1,198,000	Goldman Sachs Group, Inc. (The), Ser Q, 5.500%(A)	1,281,860
25,795,000	Goldman Sachs Group, Inc. (The), Ser M, 5.375%(A)	26,114,084
3,543,000	Goldman Sachs Group, Inc. (The), Ser R, 4.950%(A)	3,670,548
4,384,000	JPMorgan Chase & Co., Ser I, (3M LIBOR +3.470%), 5.406%(A)(B)	4,423,456
3,639,000	Lincoln National Corp., (3M LIBOR +2.358%), 4.262%, 5/17/66(B)	3,202,320
8,240,000	MetLife, Inc., Ser C, 5.250%(A)	8,346,131
18,452,000	Morgan Stanley, Ser J, 5.550%(A)	18,818,088
12,696,000	Wells Fargo & Co., Ser K, (3M LIBOR +3.770%), 5.664%(A)(B)	12,854,700

		124,018,004

	Consumer Discretionary — 4.7%
10,074,000	Ford Motor Credit Co. LLC, 5.085%, 1/7/21	10,314,946
14,540,000	General Motors Co., (3M LIBOR +0.900%), 2.791%, 9/10/21(B)	14,544,245
5,333,000	Marriott Ownership Resorts, Inc., 144a, 4.750%, 1/15/28	5,459,659
26,000	Newell Brands, Inc., 3.150%, 4/1/21	26,188
1,360,000	PulteGroup, Inc., 6.000%, 2/15/35	1,516,400
2,522,000	Wyndham Destinations, Inc., 5.750%, 4/1/27	2,736,370

		34,597,808

	Communication Services — 1.8%
5,057,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	5,115,418
7,790,000	Uber Technologies, Inc., 144a, 7.500%, 11/1/23	8,140,550

		13,255,968

	Energy — 1.7%
8,909,000	MPLX LP, Ser B, 6.875%(A)	8,975,817
7,625,000	Occidental Petroleum Corp., 3.355%, 10/10/36#	3,830,323

		12,806,140

	Utilities — 0.8%
495,000	Dominion Energy, Inc., Ser B, 4.650%(A)	504,984
4,854,000	Duke Energy Corp., 4.875%(A)	5,089,662

		5,594,646

	Total Corporate Bonds	$190,272,566

Principal Amount		Market Value
	U.S. Treasury Obligations — 23.1%
$63,522,000	U.S. Treasury Note, 2.500%, 5/31/20	$63,740,032
50,000,000	U.S. Treasury Note, 2.625%, 11/15/20	50,419,922
54,728,000	U.S. Treasury Note, 3.625%, 2/15/20	54,854,832

	Total U.S. Treasury Obligations	$169,014,786

Shares
	Preferred Stocks — 15.4%
	Financials — 10.6%
164,673	AllianzGI Convertible &, Income Fund, Ser A, 5.625%(A)	4,335,840
390,762	Annaly Capital Management, Inc., Ser I, 6.750%(A)	10,159,812
114,529	Apollo Global Management, Inc., Ser A, 6.375%(A)	3,046,471
463,969	Ares Management Corp., Ser A, 7.000%(A)	12,527,163
42,448	Bank of America Corp., Ser CC, 6.200%(A)	1,111,289
168,877	Bank of America Corp., Ser EE, 6.000%(A)	4,458,353
80,673	Bank of America Corp., Ser GG, 6.000%(A)	2,217,701
37,268	Bank of America Corp., Ser Y, 6.500%(A)	930,955
15,138	Capital One Financial Corp., Ser F, 6.200%(A)	391,771
247,414	GMAC Capital Trust I, Ser 2, (3M LIBOR +5.785%), 7.695%(B)	6,445,135
286,439	Hartford Financial Services Group, Inc. (The), 7.875%, 4/15/42	8,132,003
52,594	Morgan Stanley, Ser G, 6.625%(A)	1,314,850
236,554	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64	6,517,063
53,678	Oaktree Capital Group LLC, Ser A, 6.625%(A)	1,445,549
326,198	Oaktree Capital Group LLC, Ser B, 6.550%(A)	8,820,394
56,979	PartnerRe Ltd., Ser H, 7.250%(A)	1,535,014
108,540	Stifel Financial Corp., 5.200%, 10/15/47	2,780,795
11,403	Wells Fargo & Co., Ser V, 6.000%(A)	296,364
50,159	Wells Fargo & Co., Ser W, 5.700%(A)	1,311,658

		77,778,180

	Energy — 2.4%
22,839	Enbridge, Inc., Ser 1, (Canada), 5.949%(A)	481,446
90,996	Enbridge, Inc., Ser 5, (Canada), 5.375%(A)	1,778,062
46,849	Enbridge, Inc., Ser J, (Canada), 4.887%(A)	876,076
18,104	Enbridge, Inc., Ser L, (Canada), 4.959%(A)	343,976
560,769	Energy Transfer Operating LP, Ser E, 7.600%(A)	14,198,671

		17,678,231

Touchstone Flexible Income Fund (Unaudited) (Continued)

Shares		Market Value
	Preferred Stocks — 15.4% (Continued)
	Utilities — 1.6%
184,816	Duke Energy Corp., Ser A, 5.750%(A)	$5,121,251
91,486	Entergy Arkansas LLC, 4.900%, 12/1/52	2,380,466
39,279	Entergy Arkansas LLC, 4.750%, 6/1/63	1,012,613
66,115	Entergy Louisiana LLC, 4.875%, 9/1/66	1,713,040
30,239	Entergy Louisiana LLC, 4.700%, 6/1/63	775,630
8,130	Entergy Mississippi LLC, 4.900%, 10/1/66	215,445

		11,218,445

	Real Estate — 0.8%
226,866	Kimco Realty Corp., Ser M, 5.250%(A)	5,875,829

	Total Preferred Stocks	$112,550,685

Principal Amount
	Asset-Backed Securities — 11.2%
$3,837,934	American Homes 4 Rent Trust, Ser 2014-SFR2, Class A, 144a, 3.786%, 10/17/36	4,008,438
2,412,500	AMMC CLO XII Ltd., Ser 2013-12A, Class X, (Cayman Islands), 144a, (3M LIBOR +0.650%), 2.551%, 11/10/30(B)	2,412,473
858,349	Arivo Acceptance Auto Loan Receivables Trust, Ser 2019-1, Class A, 144a, 2.990%, 7/15/24	856,900
7,374,413	Barings BDC Static CLO Ltd., Ser 2019-1A, Class A1, (Cayman Islands), 144a, (3M LIBOR +1.020%), 3.021%, 4/15/27(B)	7,377,525
235,496	Conseco Finance Corp., Ser 1998-4, Class A7, 6.870%, 4/1/30(B)(C)	243,938
1,510,000	CPS Auto Receivables Trust, Ser 2014-C, Class E, 144a, 5.910%, 11/15/21	1,508,500
2,751,035	CPS Auto Receivables Trust, Ser 2019-B, Class A, 144a, 2.890%, 5/16/22	2,759,152
5,582,934	CPS Auto Receivables Trust, Ser 2019-C, Class A, 144a, 2.550%, 9/15/22	5,595,644
115,011	Drive Auto Receivables Trust, Ser 2017-2, Class C, 2.750%, 9/15/23	115,017
585,203	Drive Auto Receivables Trust, Ser 2017-3, Class C, 2.800%, 7/15/22	585,398
71,757	DT Auto Owner Trust, Ser 2019-1A, Class A, 144a, 3.080%, 9/15/22	72,015
2,113,631	DT Auto Owner Trust, Ser 2019-2A, Class A, 144a, 2.850%, 9/15/22	2,120,624
1,347,637	DT Auto Owner Trust, Ser 2019-3I, Class A, 2.550%, 8/15/22	1,350,770

Principal Amount		Market Value
	Asset-Backed Securities — 11.2% (Continued)
$2,690,000	Galaxy XX CLO Ltd., Ser 2015-20A, Class X, (Cayman Islands), 144a, (3M LIBOR +0.600%), 2.566%, 4/20/31(B)	$2,689,613
3,756,627	GLS Auto Receivables Issuer Trust, Ser 2019-2A, Class A, 144a, 3.060%, 4/17/23	3,776,297
2,412,641	GLS Auto Receivables Issuer Trust, Ser 2019-4I, Class A, 2.470%, 11/15/23	2,413,129
870,394	JFIN CLO 2014 Ltd., Ser 2014-1A, Class AR, (Cayman Islands), 144a, (3M LIBOR +0.950%), 2.916%, 4/21/25(B)	870,559
937,500	LCM Ltd., Ser 2019-30, (Cayman Islands), 144a, (3M LIBOR +0.750%), 2.716%, 4/20/31(B)	937,492
2,000,000	Madison Park Funding XXI Ltd., Ser 2016-21A, Class X, 144a, (3M LIBOR +0.900%), 2.840%, 10/15/32(B)	1,999,992
2,500,000	Marathon CLO VI Ltd., Ser 2014-6A, Class X, (Cayman Islands), 144a, (3M LIBOR +0.700%), 2.605%, 5/13/28(B)	2,499,867
448,979	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	500,153
6,000,000	NRZ Advance Receivables Trust, Ser 2019-T1, Class AT1, 144a, 2.590%, 7/15/52	6,009,720
4,000,000	NRZ Advance Receivables Trust, Ser 2019-T1, Class DT1, 144a, 3.330%, 7/15/52	4,011,956
471,016	OHA Credit Partners IX Ltd., Ser 2013-9A, Class A1R, (Cayman Islands), 144a, (3M LIBOR +1.010%), 2.976%, 10/20/25(B)	471,168
2,000,000	OZLM VI Ltd., Ser 2014-6A, Class XS, (Cayman Islands), 144a, (3M LIBOR +0.700%), 2.702%, 4/17/31(B)	1,999,984
1,938,042	Pretium Mortgage Credit Partners LLC, Ser 2019-CFL1, Class A1, 144a, 3.721%, 1/25/59(B)(C)	1,931,770
354,360	Santander Drive Auto Receivables Trust, Ser 2016-1, Class C, 3.090%, 4/15/22	354,501
1,443,021	Santander Drive Auto Receivables Trust, Ser 2018-1, Class B, 2.630%, 7/15/22	1,443,956
2,909,091	Sound Point CLO VI-R Ltd., Ser 2014-2RA, Class X, (Cayman Islands), 144a, (3M LIBOR +0.700%), 2.666%, 10/20/31(B)	2,909,065
5,900,000	Towd Point Mortgage Trust, Ser 2016-1, Class M1, 144a, 3.500%, 2/25/55(B)(C)	6,059,978
6,200,277	Towd Point Mortgage Trust, Ser 2017-6, Class A1, 144a, 2.750%, 10/25/57(B)(C)	6,237,758

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 11.2% (Continued)
$2,500,000	Tryon Park CLO Ltd., Ser 2013-1A, Class XR, (Cayman Islands), 144a, (3M LIBOR +0.550%), 2.551%, 4/15/29(B)	$2,499,985
3,182,836	United Auto Credit Securitization Trust, Ser 2019-1, Class A, 144a, 2.820%, 7/12/21	3,188,122

	Total Asset-Backed Securities	$81,811,459

Shares
	Investment Funds — 6.7%
744,747	BlackRock Corporate High Yield Fund, Inc.±	8,341,166
149,949	BlackRock Credit Allocation Income Trust±†	2,096,287
124,873	BlackRock Debt Strategies Fund, Inc.±	1,398,578
111,458	BlackRock Ltd. Duration Income Trust±	1,826,797
41,622	BlackRock Municipal Income Trust±	589,784
307,130	BlackRock MuniVest Fund, Inc.±	2,797,954
52,895	First Trust High Income Long/Short Fund±	833,096
90,404	Invesco Municipal Opportunity Trust±	1,117,393
6,729	Invesco Municipal Trust±†	83,170
1,346,800	Invesco Senior Income Trust±†	5,777,772
1,504,590	Nuveen Credit Strategies Income Fund±	11,540,205
240,173	Wells Fargo Income Opportunities Fund±	2,022,257
271,025	Western Asset High Income Fund II, Inc.±	1,826,708
102,418	Western Asset High Yield Defined Opportunity Fund, Inc.±	1,602,842
1,381,843	Western Asset High, Income Opportunity Fund Inc.±	7,005,944

	Total Investment Funds	$48,859,953

Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 4.2%
$ 734,916	American Home Mortgage Investment Trust, Ser 2004-4, Class 4A, (6M LIBOR +2.000%), 3.907%, 2/25/45(B)	739,068
4,245,729	Bear Stearns ALT-A Trust, Ser 2004-12, Class 1M1, (1M LIBOR +0.930%), 2.722%, 1/25/35(B)	4,222,688
82,223	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	83,113

Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 4.2% (Continued)
$5,204,101	Citigroup Mortgage Loan Trust, Inc., Ser 2018-RP1, Class A1, 144a, 3.000%, 9/25/64(B)(C)	$5,234,943
732,721	GSR Mortgage Loan Trust, Ser 2005-AR4, Class 6A1, 4.657%, 7/25/35(B)(C)	746,883
6,044	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 3.565%, 12/25/32(B)	5,942
4,217,200	Metlife Securitization Trust, Ser 2017-1A, Class A, 144a, 3.000%, 4/25/55(B)(C)	4,264,375
219,957	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 4.351%, 9/25/34(B)(C)	226,051
3,009,172	Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Class 1M1, (1M LIBOR +0.750%), 2.542%, 9/25/35(B)	3,013,430
2,746,657	New Residential Mortgage Loan Trust, Ser 2017-2A, Class A3, 144a, 4.000%, 3/25/57(B)(C)	2,865,199
4,328,163	New Residential Mortgage Trust, Ser 2018-1A, Class A1A, 144a, 4.000%, 12/25/57(B)(C)	4,486,208
11,999	RALI Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	11,595
4,550,744	Sequoia Mortgage Trust, Ser 2013-9, Class B1, 144a, 3.500%, 7/25/43	4,616,150

	Total Non-Agency Collateralized Mortgage Obligations	$30,515,645

	Agency Collateralized Mortgage Obligations — 1.8%
7,257,173	GNMA, Ser 2012-147, Class IO, 0.560%, 4/16/54(B)(C)(D)	237,798
32,584,864	GNMA, Ser 2016-110, Class IO, 1.029%, 5/16/58(B)(C)(D)	2,327,442
36,910,216	GNMA, Ser 2016-158, Class IO, 0.903%, 6/16/58(B)(C)(D)	2,562,791
44,615,332	GNMA, Ser 2016-52, Class IO, 0.918%, 3/16/58(B)(C)(D)	2,733,555
41,825,737	GNMA, Ser 2017-76, Class IO, 0.952%, 12/16/56(B)(C)(D)	2,899,502
47,672,104	GNMA, Ser 2017-94, Class IO, 0.661%, 2/16/59(B)(C)(D)	2,701,669

	Total Agency Collateralized Mortgage Obligations	$13,462,757

	Commercial Mortgage-Backed Securities — 1.5%
4,000,000	Harvest Commercial Capital Loan Trust, Ser 2019-1, Class A, 144a, 3.290%, 9/25/46(B)(C)	3,981,074

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 1.5% (Continued)
$7,217,579	Velocity Commercial Capital Loan Trust, Ser 2019-2, Class A, 144a, 3.130%, 7/25/49(B)(C)	$7,217,819

	Total Commercial Mortgage-Backed Securities	$11,198,893

Shares
	Exchange-Traded Funds — 1.2%
81,000	iShares iBoxx $ High Yield Corporate Bond ETF	7,123,140
53,938	iShares US Preferred Stock ETF	2,027,529

	Total Exchange-Traded Funds	$9,150,669

	Number of Contracts	Notional Amount
Purchased Call Option — 0.2%
Alerian MLP ETF, Strike @8.00, Exp 04/20††	20,000	$17,000,000	$1,200,000

Shares
	Short-Term Investment Funds — 6.8%
49,463,357	Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	49,463,357
413,250	Invesco Government & Agency Portfolio, Institutional Class, 1.50%**¥Ω	413,250

	Total Short-Term Investment Funds	$49,876,607

Total Investment Securities — 98.1% (Cost $706,204,520)		$717,914,020
Other Assets in Excess of Liabilities — 1.9%		13,546,671

Net Assets — 100.0%		$731,460,691

(A)	Perpetual Bond - A bond with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2019.
(C)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
**	Represents collateral for securities loaned.
±	Closed-End Fund.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2019 was $394,701.
††	All or a portion of these securities are pledged as collateral for futures contracts. The total value of the securities pledged as collateral as of December 31, 2019 was $1,200,000.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $126,499,216 or 17.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$190,272,566	$—	$190,272,566
U.S. Treasury Obligations	—	169,014,786	—	169,014,786
Preferred Stocks	112,550,685	—	—	112,550,685
Asset-Backed Securities	—	81,811,459	—	81,811,459
Investment Funds	48,859,953	—	—	48,859,953
Non-Agency Collateralized Mortgage Obligations	—	30,515,645	—	30,515,645
Agency Collateralized Mortgage Obligations	—	13,462,757	—	13,462,757
Commercial Mortgage-Backed Securities	—	11,198,893	—	11,198,893
Exchange-Traded Funds	9,150,669	—	—	9,150,669
Purchased Options Equity Contracts	1,200,000	—	—	1,200,000
Short-Term Investment Funds	49,876,607	—	—	49,876,607

Touchstone Flexible Income Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments***
Assets:
Futures Interest Rate Contracts	$302,952	$—	$—	$302,952

Total	$221,940,866	$496,276,106	$—	$718,216,972

***	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation on futures interest rate contracts.

Futures Contracts

At December 31, 2019, $5,056,350 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2019:

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation
Short Futures:
Ultra Long U.S. Treasury Bond Futures	03/20/2020	74	$13,745,515	$302,952

See accompanying Notes to Portfolios of Investmets.

Portfolio of Investments

Touchstone Focused Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 99.8%
Communication Services — 19.9%
Alphabet, Inc. - Class A*	4,209	$5,637,493
Alphabet, Inc. - Class C*	34,961	46,743,556
AT&T, Inc.	478,081	18,683,405
Baidu, Inc. (China) ADR*	36,695	4,638,248
Comcast Corp. - Class A	658,008	29,590,620
Facebook, Inc. - Class A*	232,753	47,772,553
Fox Corp. - Class A	289,405	10,728,243
Netflix, Inc.*	35,828	11,592,866
Walt Disney Co. (The)	127,711	18,470,842

		193,857,826

Information Technology — 19.7%
Apple, Inc.	172,311	50,599,125
Avnet, Inc.	277,874	11,792,973
International Business Machines Corp.	115,125	15,431,355
Microsoft Corp.	376,497	59,373,577
Oracle Corp.	432,705	22,924,711
salesforce.com, Inc.*	199,829	32,500,189

		192,621,930

Financials — 17.1%
Bank of America Corp.	987,717	34,787,393
Berkshire Hathaway, Inc. - Class B*	378,202	85,662,753
Goldman Sachs Group, Inc. (The)	116,068	26,687,515
Signature Bank/NewYork NY	146,881	20,065,413

		167,203,074

Health Care — 12.6%
AmerisourceBergen Corp.	111,614	9,489,422
Biogen, Inc.*	50,592	15,012,164
Bio-Rad Laboratories, Inc. - Class A*	39,558	14,637,647
Bristol-Myers Squibb Co.	327,282	21,008,232
Johnson & Johnson	191,981	28,004,268
Novartis AG (Switzerland) ADR	133,638	12,654,182
UnitedHealth Group, Inc.	76,711	22,551,500

		123,357,415

Consumer Discretionary — 9.8%
Alibaba Group Holding Ltd. (China) ADR*	65,390	13,869,219
Amazon.com, Inc.*	29,469	54,453,997
Carnival Corp.	199,231	10,126,912
JD.com, Inc. (China) ADR*	221,263	7,795,095
Yum China Holdings, Inc. (China)	194,864	9,355,421

		95,600,644

Industrials — 8.2%
Deere & Co.	90,865	15,743,270
FedEx Corp.	52,884	7,996,590
General Electric Co.	443,698	4,951,670
Hubbell, Inc.	65,682	9,709,113
Union Pacific Corp.	93,849	16,966,961
United Technologies Corp.	163,548	24,492,948

		79,860,552

	Shares	Market Value
Real Estate — 5.4%
Jones Lang LaSalle, Inc.	181,925	$31,671,323
Simon Property Group, Inc. REIT	138,819	20,678,478

		52,349,801

Energy — 3.5%
Exxon Mobil Corp.	225,353	15,725,132
Halliburton Co.	293,206	7,174,751
Schlumberger Ltd.	275,554	11,077,271

		33,977,154

Consumer Staples — 2.6%
Monster Beverage Corp.*	216,813	13,778,466
Unilever NV (United Kingdom)	210,195	12,077,805

		25,856,271

Materials — 1.0%
DuPont de Nemours, Inc.	150,806	9,681,745

Total Common Stocks		$974,366,412

Short-Term Investment Fund — 0.0%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	1,402	$1,402

Total Investment Securities — 99.8% (Cost $630,450,062)		$974,367,814
Other Assets in Excess of Liabilities — 0.2%		1,912,199

Net Assets — 100.0%		$976,280,013

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$974,366,412	$—	$—	$974,366,412
Short-Term Investment Fund	1,402	—	—	1,402

Total	$974,367,814	$—	$—	$974,367,814

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Global ESG Equity Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 99.5%
United States — 47.6%
Communication Services — 10.9%
Alphabet, Inc. - Class A*	21,583	$28,908,054
Comcast Corp. - Class A	465,137	20,917,211
Facebook, Inc. - Class A*	147,249	30,222,857

Consumer Discretionary — 6.8%
Amazon.com, Inc.*	11,285	20,852,874
Foot Locker, Inc.	148,071	5,773,288
Royal Caribbean Cruises Ltd.	173,434	23,155,173

Consumer Staples — 1.7%
Lamb Weston Holdings, Inc.	100,029	8,605,495
Walgreens Boots Alliance, Inc.	63,558	3,747,380

Energy — 0.8%
ConocoPhillips	91,565	5,954,472

Financials — 8.1%
Aflac, Inc.	198,550	10,503,295
Comerica, Inc.	173,448	12,444,894
Fifth Third Bancorp	252,741	7,769,258
First Horizon National Corp.	330,652	5,475,597
Progressive Corp. (The)	177,118	12,821,572
Reinsurance Group of America, Inc.	65,325	10,651,894

Health Care — 8.4%
Alnylam Pharmaceuticals, Inc.*	62,408	7,187,529
Becton Dickinson & Co.	35,675	9,702,530
Cerner Corp.	104,561	7,673,732
CVS Health Corp.	156,973	11,661,524
DexCom, Inc.*	25,171	5,505,905
Illumina, Inc.*	20,844	6,914,789
Ionis Pharmaceuticals, Inc.*	57,547	3,476,414
Neurocrine Biosciences, Inc.*	38,839	4,174,804
Regeneron Pharmaceuticals, Inc.*	14,599	5,481,633

Industrials — 5.1%
Deere & Co.	64,229	11,128,317
Hexcel Corp.	97,728	7,164,440
Southwest Airlines Co.	359,015	19,379,630

Information Technology — 5.8%
Micron Technology, Inc.*	190,237	10,230,946
Microsoft Corp.	138,498	21,841,135
Visa, Inc. - Class A	58,026	10,903,085

Total United States		350,229,727

France — 8.8%
Communication Services — 0.6%
Ubisoft Entertainment SA*	58,026	4,020,227

Energy — 2.9%
TOTAL SA	385,542	21,393,924

Industrials — 5.3%
Cie de Saint-Gobain	403,687	16,537,388

	Shares	Market Value
France — (Continued)
Industrials — (Continued)
Schneider Electric SE	220,668	$22,671,372

Total France		64,622,911

Japan — 8.4%
Communication Services — 2.3%
KDDI Corp.	569,900	17,003,749

Consumer Discretionary — 1.7%
Sony Corp.	190,400	12,927,725

Industrials — 2.7%
Amada Holdings Co. Ltd.	565,700	6,434,131
East Japan Railway Co.	68,900	6,219,052
Mitsubishi Electric Corp.	551,900	7,514,500

Information Technology — 1.7%
Kyocera Corp.	179,000	12,199,871

Total Japan		62,299,028

Germany — 7.2%
Consumer Discretionary — 2.0%
Continental AG	63,223	8,173,921
Daimler AG	118,623	6,569,144

Industrials — 0.8%
KION Group AG	83,548	5,745,375

Materials — 2.2%
HeidelbergCement AG	219,529	15,952,052

Real Estate — 2.2%
Vonovia SE	303,932	16,323,995

Total Germany		52,764,487

United Kingdom — 6.6%
Consumer Staples — 1.9%
Reckitt Benckiser Group PLC	168,325	13,672,786

Financials — 4.7%
Lloyds Banking Group PLC	25,307,180	20,965,026
M&G PLC*	1,315,666	4,133,758
Prudential PLC	501,935	9,617,394

Total United Kingdom		48,388,964

Netherlands — 3.7%
Financials — 3.7%
ABN AMRO Group NV, 144a	424,956	7,731,638
ING Groep NV	1,611,629	19,375,668

Total Netherlands		27,107,306

Switzerland — 3.4%
Health Care — 2.1%
Novartis AG	166,056	15,723,778

Touchstone Global ESG Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 99.5% (Continued)
Switzerland — (Continued)
Information Technology — 1.3%
TE Connectivity Ltd.	96,262	$9,225,750

Total Switzerland		24,949,528

China — 3.0%
Communication Services — 2.0%
Tencent Holdings Ltd.	312,000	15,030,961

Consumer Discretionary — 1.0%
Shenzhou International Group Holdings Ltd.	502,600	7,345,537

Total China		22,376,498

Ireland — 2.0%
Health Care — 2.0%
Medtronic PLC	127,938	14,514,566

South Korea — 1.9%
Communication Services — 0.9%
KT Corp. ADR*	598,951	6,947,832

Financials — 1.0%
Shinhan Financial Group Co. Ltd.*	191,367	7,174,883

Total South Korea		14,122,715

Sweden — 1.3%
Financials — 1.3%
Swedbank AB - Class A	648,924	9,646,893

Hong Kong — 1.2%
Financials — 1.2%
AIA Group Ltd.	840,800	8,843,506

Canada — 1.1%
Financials — 1.1%
Intact Financial Corp.	75,145	8,125,880

India — 1.0%
Financials — 1.0%
ICICI Bank Ltd. ADR	505,551	7,628,765

Indonesia — 0.9%
Financials — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	20,285,800	6,420,982

Australia — 0.7%
Consumer Staples — 0.7%
Treasury Wine Estates Ltd.	467,205	5,321,818

	Shares	Market Value
Mexico — 0.7%
Materials — 0.7%
Cemex SAB de CV ADR	1,352,889	$5,113,920

Total Common Stocks		$732,477,494

Short-Term Investment Fund — 0.1%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	392,417	$392,417

Total Investment Securities — 99.6% (Cost $602,004,581)		$732,869,911
Other Assets in Excess of Liabilities — 0.4%		3,309,252

Net Assets — 100.0%		$736,179,163

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $7,731,638 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Global ESG Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$350,229,727	$—	$ —	$350,229,727
France	—	64,622,911	—	64,622,911
Japan	—	62,299,028	—	62,299,028
Germany	14,743,065	38,021,422	—	52,764,487
United Kingdom	4,133,758	44,255,206	—	48,388,964
Netherlands	7,731,638	19,375,668	—	27,107,306
Switzerland	9,225,750	15,723,778	—	24,949,528
China	—	22,376,498	—	22,376,498
Ireland	14,514,566	—	—	14,514,566
South Korea	6,947,832	7,174,883	—	14,122,715
Sweden	—	9,646,893	—	9,646,893
Hong Kong	—	8,843,506	—	8,843,506
Canada	8,125,880	—	—	8,125,880
India	7,628,765	—	—	7,628,765
Indonesia	—	6,420,982	—	6,420,982
Australia	—	5,321,818	—	5,321,818
Mexico	5,113,920	—	—	5,113,920
Short-Term
Investment
Fund	392,417	—	—	392,417

Total	$428,787,318	$304,082,593	$ —	$732,869,911

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Growth Opportunities Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 96.7%
Information Technology — 32.3%
Apple, Inc.	45,062	$13,232,456
Applied Materials, Inc.	42,890	2,618,006
Cognizant Technology Solutions Corp. - Class A	32,520	2,016,890
Fidelity National Information Services, Inc.	32,829	4,566,186
Global Payments, Inc.	19,167	3,499,128
Microchip Technology, Inc.	24,950	2,612,764
Microsoft Corp.	49,979	7,881,688
Proofpoint, Inc.*	18,149	2,083,142
salesforce.com, Inc.*	25,828	4,200,666
ServiceNow, Inc.*	12,691	3,582,923
Visa, Inc. - Class A	33,592	6,311,937
Zendesk, Inc.*	33,378	2,557,756

		55,163,542

Health Care — 14.9%
Ascendis Pharma A/S (Denmark) ADR*	26,625	3,704,070
Bio-Rad Laboratories, Inc. - Class A*	10,285	3,805,759
Bristol-Myers Squibb Co.	46,366	2,976,233
Intersect ENT, Inc.*	52,735	1,313,101
Medicines Co. (The)*†	14,407	1,223,731
Novartis AG (Switzerland) ADR	36,000	3,408,840
STERIS PLC	16,516	2,517,369
Thermo Fisher Scientific, Inc.	9,632	3,129,148
Vertex Pharmaceuticals, Inc.*	15,785	3,456,126

		25,534,377

Communication Services — 14.3%
Alphabet, Inc. - Class A*	7,019	9,401,178
Charter Communications, Inc. - Class A*	7,058	3,423,695
Facebook, Inc. - Class A*	37,289	7,653,567
T-Mobile US, Inc.*	29,250	2,293,785
Walt Disney Co. (The)	12,040	1,741,345

		24,513,570

Industrials — 12.2%
AMETEK, Inc.	30,411	3,033,193
Caterpillar, Inc.	17,294	2,553,978
Illinois Tool Works, Inc.	13,984	2,511,946
Ingersoll-Rand PLC	26,756	3,556,408
L3Harris Technologies, Inc.	13,160	2,603,969
TransDigm Group, Inc.	5,775	3,234,000
Union Pacific Corp.	18,667	3,374,807

		20,868,301

Consumer Discretionary — 8.4%
Amazon.com, Inc.*	4,190	7,742,450
Home Depot, Inc. (The)	22,974	5,017,062
Ulta Beauty, Inc.*	6,176	1,563,393

		14,322,905

Financials — 8.2%
Brookfield Asset Management, Inc. (Canada) - Class A	58,670	3,391,126
Citigroup, Inc.	32,170	2,570,061

	Shares	Market Value
Financials — (Continued)
LPL Financial Holdings, Inc.	25,640	$2,365,290
S&P Global, Inc.	11,806	3,223,628
Willis Towers Watson PLC	12,690	2,562,619

		14,112,724

Energy — 3.3%
Marathon Petroleum Corp.	48,095	2,897,724
Pioneer Natural Resources Co.	17,636	2,669,561

		5,567,285

Consumer Staples — 1.5%
Constellation Brands, Inc. - Class A	13,210	2,506,597

Materials — 1.3%
Orion Engineered Carbons SA (Luxembourg)	113,687	2,194,159

Real Estate — 0.3%
Spirit Realty Capital, Inc. REIT	12,076	593,898

Total Common Stocks		$165,377,358

Short-Term Investment Funds — 3.5%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	5,574,563	$5,574,563
Invesco Government & Agency Portfolio, Institutional Class, 1.50%**¥Ω	320,975	320,975

Total Short-Term Investment Funds		$5,895,538

Total Investment Securities — 100.2% (Cost $123,763,235)		$171,272,896
Liabilities in Excess of Other Assets — (0.2%)		(321,909)

Net Assets — 100.0%		$170,950,987

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2019 was $314,278.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$165,377,358	$—	$—	$165,377,358
Short-Term Investment Funds	5,895,538	—	—	5,895,538

Total	$171,272,896	$—	$—	$171,272,896

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Mid Cap Growth Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.1%
Information Technology — 30.1%
Applied Materials, Inc.	332,880	$20,318,995
Cognizant Technology Solutions Corp. - Class A	355,560	22,051,831
Fidelity National Information Services, Inc.	214,930	29,894,614
Fiserv, Inc.*	211,500	24,455,745
FleetCor Technologies, Inc.*	66,515	19,137,696
Fortinet, Inc.*	224,062	23,920,859
Global Payments, Inc.	215,660	39,370,890
Microchip Technology, Inc.	224,680	23,528,490
NCR Corp.*	798,180	28,064,009
Nice Ltd. (Israel) ADR*	138,243	21,448,402
Palo Alto Networks, Inc.*	108,045	24,985,406
ServiceNow, Inc.*	75,860	21,416,795
Splunk, Inc.*	200,570	30,039,369
SS&C Technologies Holdings, Inc.	295,480	18,142,472
Twilio, Inc. - Class A*	118,930	11,688,440
Xilinx, Inc.	188,820	18,460,931
Zendesk, Inc.*	324,300	24,851,109

		401,776,053

Industrials — 19.1%
AMETEK, Inc.	261,150	26,047,101
IHS Markit Ltd. (United Kingdom)*	282,064	21,253,522
Ingersoll-Rand PLC	190,960	25,382,403
JB Hunt Transport Services, Inc.	200,306	23,391,735
L3Harris Technologies, Inc.	122,917	24,321,587
Rockwell Automation, Inc.	79,235	16,058,557
Teledyne Technologies, Inc.*	119,999	41,584,454
TransDigm Group, Inc.	79,507	44,523,920
TransUnion	373,031	31,935,184

		254,498,463

Health Care — 16.4%
Ascendis Pharma A/S (Denmark) ADR*	232,040	32,281,405
BioMarin Pharmaceutical, Inc.*	202,220	17,097,701
Cooper Cos., Inc. (The)	75,399	24,224,945
DexCom, Inc.*	137,630	30,105,186
ICON PLC (Ireland)*	141,310	24,337,821
IDEXX Laboratories, Inc.*	107,128	27,974,335
Masimo Corp.*	83,990	13,275,459
Medicines Co. (The)*	151,416	12,861,275
Mettler-Toledo International, Inc.*	23,759	18,847,540
STERIS PLC	114,029	17,380,300

		218,385,967

Consumer Discretionary — 13.0%
Carter’s, Inc.	173,793	19,002,527
Dollar Tree, Inc.*	58,380	5,490,639
DR Horton, Inc.	250,210	13,198,577
Eldorado Resorts, Inc.*	345,168	20,585,819
Hilton Worldwide Holdings, Inc.	323,680	35,899,349
Ross Stores, Inc.	199,240	23,195,521
Ulta Beauty, Inc.*	86,225	21,826,996
VF Corp.	171,960	17,137,534

	Shares	Market Value
Consumer Discretionary — (Continued)
Yum China Holdings, Inc. (China)	352,910	$16,943,209

		173,280,171

Financials — 6.0%
Arthur J Gallagher & Co.	229,890	21,892,425
MSCI, Inc.	61,000	15,748,980
Signature Bank/NewYork NY	167,055	22,821,383
Tradeweb Markets, Inc. - Class A	420,540	19,492,029

		79,954,817

Communication Services — 5.2%
Altice USA, Inc. - Class A*	939,484	25,685,492
IAC/InterActiveCorp.*	87,660	21,836,983
Take-Two Interactive Software, Inc.*	180,230	22,065,559

		69,588,034

Energy — 3.7%
Marathon Petroleum Corp.	445,224	26,824,746
Pioneer Natural Resources Co.	148,665	22,503,421

		49,328,167

Real Estate — 3.0%
Alexandria Real Estate Equities, Inc. REIT	119,240	19,266,799
SBA Communications Corp. REIT	87,230	21,021,558

		40,288,357

Materials — 1.6%
RPM International, Inc.	282,920	21,716,939

Total Common Stocks		$1,308,816,968

Short-Term Investment Fund — 1.8%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	23,805,683	$23,805,683

Total Investment Securities — 99.9% (Cost $984,060,923)		$1,332,622,651
Other Assets in Excess of Liabilities — 0.1%		972,637

Net Assets — 100.0%		$1,333,595,288

* Non-income producing security.
¥ Open-End Fund.
Ω Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,308,816,968	$—	$—	$1,308,816,968
Short-Term Investment Fund	23,805,683	—	—	23,805,683

Total	$1,332,622,651	$—	$—	$1,332,622,651

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 97.0%
China — 32.8%
Communication Services — 8.9%
Baidu, Inc. ADR*	158,753	$20,066,379
Tencent Holdings Ltd.	2,134,600	102,836,826

Consumer Discretionary — 19.5%
Alibaba Group Holding Ltd. ADR*	682,752	144,811,699
ANTA Sports Products Ltd.	5,575,500	49,918,493
New Oriental Education & Technology Group, Inc. ADR*	319,455	38,733,919
Trip.com Group Ltd. ADR*	1,068,149	35,825,717

Health Care — 2.2%
BeiGene Ltd. ADR*	46,441	7,698,060
Wuxi Biologics, Inc., 144a*	1,772,500	22,449,507

Information Technology — 2.2%
Sunny Optical Technology Group Co. Ltd.	1,793,200	31,069,179

Total China		453,409,779

India — 23.9%
Consumer Discretionary — 5.7%
Jubilant Foodworks Ltd.	1,626,022	37,666,109
MakeMyTrip Ltd.*	870,033	19,923,756
Maruti Suzuki India Ltd.	132,462	13,674,486
Titan Co. Ltd.	492,797	8,201,644

Consumer Staples — 0.9%
Britannia Industries Ltd.	299,015	12,688,808

Financials — 11.3%
Bajaj Finance Ltd.	829,370	49,229,560
Bandhan Bank Ltd., 144a	2,282,195	16,250,430
HDFC Bank Ltd.	2,647,963	47,249,047
Housing Development Finance Corp. Ltd.	1,290,027	43,618,978

Health Care — 2.9%
Apollo Hospitals Enterprise Ltd.	2,002,752	40,504,078

Industrials — 1.6%
Larsen & Toubro Ltd.	1,215,598	22,112,333

Materials — 1.5%
Asian Paints Ltd.	802,430	20,066,329

Total India		331,185,558

Russia — 5.4%
Communication Services — 5.4%
Mail.Ru Group Ltd. GDR*	694,800	15,494,040
Yandex NV - Class A*	1,368,609	59,520,805

Total Russia		75,014,845

	Shares	Market Value
Singapore — 5.2%
Communication Services — 5.2%
Sea Ltd. ADR*	1,796,620	$72,260,056

Argentina — 4.1%
Consumer Discretionary — 4.1%
MercadoLibre, Inc.*	100,322	57,378,165

Taiwan — 3.9%
Information Technology — 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	937,348	54,459,919

Hong Kong — 3.9%
Financials — 3.1%
AIA Group Ltd.	4,066,400	42,770,259

Health Care — 0.8%
Hutchison China MediTech Ltd. ADR*	419,271	10,511,124

Total Hong Kong		53,281,383

Indonesia — 2.7%
Financials — 2.7%
Bank Central Asia Tbk PT	15,797,100	37,992,129

Cambodia — 2.5%
Consumer Discretionary — 2.5%
NagaCorp Ltd.	19,677,000	34,365,759

Thailand — 2.3%
Consumer Staples — 2.3%
CP ALL PCL	12,986,200	31,240,478

Brazil — 2.2%
Consumer Staples — 1.1%
Raia Drogasil SA	540,600	15,003,004

Industrials — 1.1%
Localiza Rent a Car SA	1,270,315	14,971,446

Total Brazil		29,974,450

Mexico — 2.0%
Industrials — 2.0%
Grupo Aeroportuario del Sureste SAB de CV ADR	150,158	28,138,108

Netherlands — 2.0%
Consumer Discretionary — 2.0%
Prosus NV*	366,041	27,316,432

Belize — 1.6%
Information Technology — 1.6%
Pagseguro Digital Ltd. - Class A*	659,639	22,533,268

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 97.0% (Continued)
Philippines — 1.4%
Real Estate — 1.4%
SM Prime Holdings, Inc.	22,556,400	$18,722,015

Vietnam — 1.1%
Real Estate — 1.1%
Vincom Retail JSC	10,009,724	14,702,001

Total Common Stocks		$1,341,974,345

Short-Term Investment Fund — 3.2%
Dreyfus Government Cash Management, Institutional Shares, 1.51%¥Ω	44,011,746	$44,011,746

Total Investment Securities —100.2% (Cost $1,115,486,761)		$1,385,986,091
Liabilities in Excess of Other Assets — (0.2%)		(2,868,634)

Net Assets — 100.0%		$1,383,117,457

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of December 31, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $38,699,937 or 2.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$247,135,774	$206,274,005	$—	$453,409,779
India	78,116,645	253,068,913	—	331,185,558
Russia	75,014,845	—	—	75,014,845
Singapore	72,260,056	—	—	72,260,056
Argentina	57,378,165	—	—	57,378,165
Taiwan	54,459,919	—	—	54,459,919
Hong Kong	10,511,124	42,770,259	—	53,281,383
Indonesia	—	37,992,129	—	37,992,129
Cambodia	—	34,365,759	—	34,365,759
Thailand	—	31,240,478	—	31,240,478
Brazil	29,974,450	—	—	29,974,450
Mexico	28,138,108	—	—	28,138,108
Netherlands	27,316,432	—	—	27,316,432
Belize	22,533,268	—	—	22,533,268
Philippines	—	18,722,015	—	18,722,015
Vietnam	—	14,702,001	—	14,702,001
Short-Term Investment Fund	44,011,746	—	—	44,011,746

Total	$746,850,532	$639,135,559	$—	$1,385,986,091

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

December 31, 2019 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2019, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended December 31, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date.